Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 92.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 92.0%
U.S. Treasury Bills
03/26/2020	1.470%	100,000,000	99,891,636
04/23/2020	1.520%	5,000,000	4,988,578
05/21/2020	1.230%	13,500,000	13,462,280
Total			118,342,494
Total Treasury Bills (Cost $118,319,797)			118,342,494
Money Market Funds 163.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.641%(a),(b)	210,520,872	210,520,872
Total Money Market Funds (Cost $210,519,816)		210,520,872
Total Investments in Securities (Cost: $328,839,613)		328,863,366
Other Assets & Liabilities, Net		(200,325,504)
Net Assets		128,537,862
At February 29, 2020, securities and/or cash totaling $21,881,052 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	46	03/2020	USD	2,284,820	—	(604,340)
Brent Crude	123	07/2020	USD	6,131,550	—	(816,029)
Cocoa	56	05/2020	USD	1,496,320	—	(118,411)
Coffee	7	05/2020	USD	292,294	18,102	—
Coffee	66	07/2020	USD	2,802,938	—	(104,859)
Copper	9	05/2020	USD	571,500	—	(16,832)
Copper	115	07/2020	USD	7,315,438	—	(866,000)
Corn	37	05/2020	USD	681,263	—	(32,672)
Corn	347	07/2020	USD	6,462,875	—	(443,183)
Cotton	8	05/2020	USD	245,960	—	(29,868)
Cotton	51	07/2020	USD	1,587,885	—	(264,924)
Gas Oil	7	05/2020	USD	307,825	—	(47,642)
Gas Oil	50	07/2020	USD	2,212,500	—	(483,765)
Gold 100 oz.	29	04/2020	USD	4,543,430	32,895	—
Gold 100 oz.	100	06/2020	USD	15,718,000	100,249	—
Lean Hogs	29	04/2020	USD	722,390	—	(34,587)
Lean Hogs	60	07/2020	USD	1,879,200	—	(101,573)
Live Cattle	58	04/2020	USD	2,495,740	—	(418,996)
Live Cattle	47	08/2020	USD	1,922,770	—	(120,510)
Live Cattle	51	08/2020	USD	2,086,410	—	(138,926)
Natural Gas	119	04/2020	USD	2,061,080	—	(550,229)
Natural Gas	412	06/2020	USD	7,749,720	—	(772,793)
Nickel	3	05/2020	USD	220,518	—	(16,506)
Nickel	38	07/2020	USD	2,803,716	—	(368,042)
NY Harbor ULSD Heat Oil	4	04/2020	USD	247,380	—	(33,976)
NY Harbor ULSD Heat Oil	29	06/2020	USD	1,800,204	—	(357,112)
Palladium	6	06/2020	USD	1,494,660	95,027	—
Primary Aluminum	10	05/2020	USD	423,438	—	(12,258)
Primary Aluminum	108	07/2020	USD	4,607,550	—	(296,906)
RBOB Gasoline	33	04/2020	USD	2,047,261	—	(336,049)
RBOB Gasoline	37	06/2020	USD	2,266,198	—	(401,022)
Silver	63	05/2020	USD	5,183,955	—	(371,050)
Soybean	14	05/2020	USD	624,925	—	(6,746)
Soybean	135	07/2020	USD	6,085,125	—	(391,488)
Soybean Meal	14	05/2020	USD	427,840	11,283	—
Columbia Commodity Strategy Fund | Quarterly Report 2020	1

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 29, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Meal	44	07/2020	USD	1,364,440	2,095	—
Soybean Meal	77	07/2020	USD	2,387,770	—	(3,222)
Soybean Oil	14	05/2020	USD	240,912	—	(20,858)
Soybean Oil	161	07/2020	USD	2,805,264	—	(490,220)
Sugar #11	138	04/2020	USD	2,185,478	—	(118,632)
Sugar #11	234	06/2020	USD	3,684,845	—	(73,640)
Wheat	9	05/2020	USD	203,963	—	(9,937)
Wheat	20	05/2020	USD	525,000	—	(21,519)
Wheat	72	07/2020	USD	1,656,900	—	(157,243)
Wheat	129	07/2020	USD	3,394,313	—	(244,550)
WTI Crude	58	04/2020	USD	2,606,520	—	(397,702)
WTI Crude	155	06/2020	USD	7,010,650	—	(1,695,327)
Zinc	34	05/2020	USD	1,718,488	—	(119,596)
Zinc	67	07/2020	USD	3,388,106	—	(517,319)
Total					259,651	(12,427,059)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 29, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.641%
	10,218,717	653,330,235	(453,028,080)	210,520,872	7,712	1,056	722,090	210,520,872
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
2	Columbia Commodity Strategy Fund | Quarterly Report 2020